Derivative financial instruments and Short positions (Details 9) - Assets R$ in Thousands	Dec. 31, 2017 BRL (R$)
Object of Hedge
Adjustment to Market	R$ 364,434
Fair Value	24,779,831
Securities - Available for Sale Government Securities
Object of Hedge
Adjustment to Market	364,434
Fair Value	24,779,831
Securities - Available for Sale Government Securities | National Treasury Bills - LTN
Object of Hedge
Adjustment to Market	219,611
Fair Value	13,893,932
Securities - Available for Sale Government Securities | National Treasury Notes - NTN F
Object of Hedge
Adjustment to Market	144,823
Fair Value	R$ 10,885,899